Note 8 - Accounts Receivable	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
8.	ACCOUNTS RECEIVABLE

	December 31,	December 31,
	2023	2022
	$	$
Receivable from Minera Juanicipio (Notes 9 & 17)	855	323
Value added tax (“IVA” and “GST”)	700	382
Other receivables	4	3
	1,559	708